Robinson Tax Advantaged Income Fund
SUMMARY SECTION
Investment Objective

The investment objective of the Robinson Tax Advantaged Income Fund (the "Fund") is to seek total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled "Choosing a Share Class" on page 28 of this Prospectus and in "APPENDIX A – Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Robinson Tax Advantaged Income Fund - USD ($)	Class A Shares		Class C Shares		Class T Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	[1]	none		2.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none	none
Wire fee	$ 20		$ 20		$ 20	$ 20
Overnight check delivery fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	No initial sales charge is applied to purchases of $500,000 or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain Class A Share purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Robinson Tax Advantaged Income Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management fees		1.10%	1.10%	1.10%	1.10%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	0.25%	none
Shareholder service fee		0.05%	0.05%	0.05%	0.05%
All other expenses		0.32%	0.32%	0.32%	0.32%
Other expenses	[1]	0.37%	0.37%	0.37%	0.37%
Acquired fund fees and expenses		1.72%	1.72%	1.72%	1.72%
Total annual fund operating expenses	[2]	3.44%	4.19%	3.44%	3.19%
Fees waived and/or expenses reimbursed	[3]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2],[3]	3.32%	4.07%	3.32%	3.07%
[1]	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[2]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35%, 1.60% and 1.35% of the average daily net assets of the Class A Shares, Class C Shares, Class T Shares and Institutional Class Shares, respectively. Class T Shares were not offered prior to May 1, 2018. This agreement is in effect until April 30, 2019, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Robinson Tax Advantaged Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	697	1,381	2,086	3,948
Class C Shares	510	1,262	2,128	4,357
Class T Shares	576	1,269	1,984	3,870
Institutional Class Shares	310	972	1,658	3,486

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
Robinson Tax Advantaged Income Fund | Class C Shares | USD ($)	409	1,262	2,128	4,357

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund pursues its investment objective by investing primarily in closed-end registered investment companies ("closed-end funds" or "CEFs") that invest primarily in municipal bonds. Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities).

The Fund expects a substantial portion of the income generated by the municipal bonds in which the CEFs invest will be exempt from federal income taxes ("tax advantaged income"). A portion of the income generated by these municipal bonds, however, may be subject to the alternative minimum tax. As a result, the CEFs' distributions to investors are expected to consist primarily of tax advantaged income, and a substantial portion of the income distributed to the Fund and Fund shareholders is also expected to consist primarily of such tax advantaged income. The CEFs in which the Fund invests invest primarily in investment grade municipal bonds, with an average rating of at least Baa3 or higher by Moody's or BBB- or higher by Standard & Poor's or Fitch Ratings. There is no minimum or maximum average maturity for the underlying municipal bond holdings in the CEFs in which the Fund invests. To seek to hedge against interest rate risk and mitigate the Fund's exposure to duration risk, Robinson Capital Management, LLC ("Robinson" or the "Sub-advisor"), the Fund's sub-advisor, may use short positions and invest in short-term investments and derivatives such as options, futures contracts, options on futures contracts, and swaps. Primarily the Sub-advisor anticipates using short positions on U.S. Treasury futures contracts (generally 2-year note, 5-year note, 10-year note and 30-year bond contracts) for those purposes. The Sub-advisor may also use options on municipal bond exchange-traded funds, interest rate swaps, and the purchase of credit default swaps. Typically, the Sub-advisor expects to limit these positions to no more than 10% of the market value of the Fund's portfolio.

The Sub-advisor's portfolio construction process involves using proprietary real-time models to first analyze and rank CEFs to build expected return and risk profiles. The Sub-advisor then uses value oriented analysis to weigh the costs and benefits of the CEFs, and quantify the CEFs' exposure to various risks.

The Sub-advisor seeks to select CEFs that trade at discounts to the true market values of the CEFs' municipal bond holdings by identifying quantifiable (or "rational") factors that could contribute to a deviation between a CEF's market capitalization (i.e., the aggregate market price of its total outstanding shares) and the true market value of the municipal bonds that the CEF holds. Such factors include the CEFs' historical performance, fund expenses, dividend distribution yield, unrealized capital gains, investor trading to harvest short term losses, cost and use of leverage, liquidity, and governance. The Sub-advisor's proprietary valuation model seeks to quantify each of these factors and adds them to (or if the factors have a negative impact, subtracts them from) a CEF's underlying market value. The resulting valuation is what the Sub-advisor considers the fair market value for the CEF. The calculated fair market value per fund share is then compared to the actual price at which the CEF's shares are currently trading. The Sub-advisor believes that any difference can be attributed to "irrational" explanations. If the Sub-advisor's determination of a CEF's fair market value is greater than the CEF's actual market price, the Sub-Advisor considers the difference to be the CEF's discount. Conversely, if the Sub-advisor's determination of a CEF's fair market value is lower than the actual market price, the Sub-Advisor considers the difference to be the CEF's premium.

The Sub-advisor then analyzes the data according to its own proprietary model to determine a rating of the discount or premium. The analysis includes how under/overvalued a CEF is relative to its history, how under/overvalued a CEF is relative to other CEFs in the same asset class, how under/overvalued the asset class is relative to its history, and how under/overvalued the asset class is to other asset classes.

The Sub-advisor may utilize a number of trading techniques to seek to unlock its estimate of the value of the premiums/discounts in the CEFs that invest in municipal bonds. The Sub-advisor's techniques include rotating Fund portfolio holdings to the CEFs the Sub-advisor believes are the most undervalued, short selling those CEFs that the Sub-advisor believes are the most overvalued, opportunistic trading due to temporary price dislocations, participating in tender offers of CEF shares, arbitrage opportunities for CEF mergers, buying a CEF that the Sub-advisor believes is undervalued and pairing it with a short position in another CEF, and tax-related rebalancing trades.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

●	Closed-End Funds (CEFs) Risk. The Fund invests in shares of CEFs. Investments in CEFs are subject to various risks, including reliance on management's ability to meet a CEF's investment objective and to manage a CEF's portfolio, and fluctuation in the market value of a CEF's shares compared to the changes in the value of the underlying securities that the CEF owns. The Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund's management fees and expenses, which results in the Fund's shareholders being subject to higher expenses than if they invested directly in the CEFs. There can be no guarantee that shares of a CEF held by the Fund will not trade at a persistent and ongoing discount.

●	Derivatives Risk. The Fund and the CEFs held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. Derivative instruments involve risks different from direct investments in the underlying assets, including imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; risks that the transactions may result in income that is not exempt from federal income tax; and risks that the transactions may not be liquid.

●	Fixed Income Securities Risk. The underlying closed-end funds in which the Fund invests invest primarily in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

●	Futures Risk. Use of futures contracts by the Fund or the CEFs held by the Fund may cause the value of the Fund's shares to be more volatile. Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

●	Interest Rate Risk. The underlying closed-end funds in which the Fund invests invest primarily in fixed income securities. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the underlying closed-end fund's investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

●	Leverage Risk. The closed-end funds in which the Fund invests may be leveraged as a result of borrowing or other investment techniques. As a result, the Fund may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities than would otherwise be the case and the possibility that the Fund's long-term returns on such securities (and, indirectly, the long-term returns of the Fund's shares) will be diminished. In addition, regulations implemented pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"), particularly the Volcker Rule, may in the future hinder or restrict a closed-end fund's ability to maintain leverage, which in turn may reduce the total return and tax exempt income generated by the underlying closed-end funds in which the Fund invests.

●	Liquidity Risk. There can be no guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value per share ("NAV") of the closed-end fund. While the Fund seeks to take advantage of differences between the NAV of closed-end fund shares and any secondary market premiums or discounts, the Fund may not be able to do so.

●	Management and Strategy Risk. The value of your investment depends on the judgment of the Fund's Sub-advisor about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect.

●	Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●	Municipal Bonds Risk. The underlying closed-end funds in which the Fund invests invest primarily in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the "IRS") determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

●	Options Risk. Purchasing and writing options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund's performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

●	Portfolio Turnover Risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

●	Short Sales Risk. The Fund and the CEFs held by the Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise, and thus, the Fund may experience a loss. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. In addition, the Fund will incur certain transaction fees associated with short selling.

●	Swaps Risk. The Fund or the CEFs held by the Fund may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps." Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value. Swaps may also be considered illiquid.

●	Tax Risk. There is no guarantee that the Fund's income will be exempt from regular federal income taxes. Events occurring after the date of issuance of a municipal bond or after a CEF's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

●	U.S. Treasury Futures Contracts Hedge Risk. The Sub-advisor, as it deems appropriate intends to hedge against interest rate risk by short selling U.S. Treasury futures contracts. To the extent the Fund holds such short positions, should market conditions cause U.S. Treasury prices to rise, the Fund's portfolio could experience a loss; and should U.S. Treasury prices rise at the same time municipal bond and/or closed-end municipal bond fund prices fall, these losses may be greater than if the hedging strategy not been in place. The hedging strategy depends on market conditions and the judgment of the Sub-advisor, and there is no guarantee that the success of the hedging strategy will be successful in mitigating interest rate risk or preventing losses to the Fund's portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund's website, www.libertystreetfunds.com, or by calling the Fund at 800-207-7108. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	6.63%	Quarter Ended 12/31/2015
Lowest Calendar Quarter Return at NAV	(6.26)%	Quarter Ended 12/31/2016

The year-to-date return for the Fund as of March 31, 2018 was (3.80)%.

Average Annual Total Returns (for Periods Ended December 31, 2017)
Average Annual Total Returns - Robinson Tax Advantaged Income Fund		1 Year	3 Years	Since Inception	Inception Date
Class A Shares		0.73%	1.26%	1.60%	Sep. 30, 2014
Class C Shares		2.94%	2.53%	2.73%	Sep. 30, 2014
Institutional Class Shares		4.98%	3.52%	3.73%	Sep. 30, 2014
Institutional Class Shares | After Taxes on Distributions	[1]	4.65%	3.32%	3.54%	Sep. 30, 2014
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	4.77%	3.68%	3.85%	Sep. 30, 2014
Bloomberg Barclays Short-Intermediate 1-10 Years Municipal Bond Index (Reflects No Deductions for Fees, Expenses or Taxes)		3.03%	1.69%	1.68%	Sep. 30, 2014
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.